Segment reporting	12 Months Ended
Dec. 31, 2020
Disclosure Of Segment Reporting [Abstract]
Segment reporting	Segment reporting
In accordance with IFRS 8 – Operating Segments, reporting by operating segment is derived from the internal organization of the Company’s activities; it reflects management’s viewpoint and is established based on internal reporting used by the chief operating decision maker (the Company’s Chief Executive Officer and Chairmen of the Executive Board and of the Supervisory Board) to allocate resources and to assess performance. The Company operates in a single operating segment: research and development in product candidates that harness principles of physics to transform cancer treatment. The assets, liabilities and operating loss realized are primarily located in France.

Revenue in 2020, 2019 and 2018 was derived mainly from the charging-back of shared external clinical research organization costs, in connection with the development support provided by the Company to PharmaEngine as part of the Company's License and Collaboration Agreement in Asia by Nanobiotix S.A. (see Note 15). For territorial analysis purposes, management allocates revenue based on the place of delivery of licenses or on the place in which services are provided.